LOANS AND ADVANCES TO CUSTOMERS MEASURED AT AMORTIZED COST (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	R$ 315,701,697	R$ 284,237,991	R$ 230,134,580
- Financing	129,715,483	125,114,754	97,907,233
- Borrowings	171,679,901	146,737,983	121,553,604
- Revolving	14,306,313	12,385,254	10,673,743
Individuals	381,759,894	347,118,719	298,686,536
- Financing	146,242,845	132,000,312	114,370,195
- Borrowings	162,122,662	149,534,314	126,474,656
- Revolving	73,394,387	65,584,093	57,841,685
Total	697,461,591	631,356,710	528,821,116
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(4,468,832)	(2,916,216)
- Financing	(1,474,567)	(1,323,740)
- Borrowings	(2,714,895)	(1,344,456)
- Revolving	(279,370)	(248,020)
Individuals	(8,578,207)	(6,602,772)
- Financing	(4,319,775)	(3,538,512)
- Borrowings	(2,768,929)	(1,731,143)
- Revolving	(1,489,503)	(1,333,117)
Total	(13,047,039)	(9,518,988)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(3,884,782)	(2,710,348)
- Financing	(917,207)	(708,918)
- Borrowings	(2,840,003)	(1,662,157)
- Revolving	(127,572)	(339,273)
Individuals	(5,922,695)	(6,661,202)
- Financing	(2,114,956)	(1,490,449)
- Borrowings	(3,609,760)	(2,599,174)
- Revolving	(197,979)	(2,571,579)
Total	(9,807,477)	(9,371,550)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	698,839	1,246,997
- Financing	184,185	373,026
- Borrowings	453,602	784,061
- Revolving	61,052	89,910
Individuals	3,021,912	3,794,654
- Financing	1,293,018	2,092,373
- Borrowings	1,226,064	971,337
- Revolving	502,830	730,944
Total	3,720,751	5,041,651
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	408,417	154,248
- Financing	82,925	19,783
- Borrowings	305,971	129,848
- Revolving	19,521	4,617
Individuals	2,124,940	874,761
- Financing	338,579	172,320
- Borrowings	1,327,474	591,272
- Revolving	458,887	111,169
Total	2,533,357	1,029,009
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	184,254,333	181,188,473
- Financing	59,726,132	66,259,620
- Borrowings	119,643,384	110,636,823
- Revolving	4,884,817	4,292,030
Individuals	154,675,235	171,752,006
- Financing	47,277,523	52,071,113
- Borrowings	87,818,313	99,333,906
- Revolving	19,579,399	20,346,987
Total	338,929,568	352,940,479
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(145,544,269)	(122,859,743)
- Financing	(53,000,739)	(37,412,250)
- Borrowings	(89,906,141)	(83,359,740)
- Revolving	(2,637,389)	(2,087,753)
Individuals	(110,680,010)	(114,725,264)
- Financing	(28,231,856)	(31,676,728)
- Borrowings	(71,404,814)	(73,506,540)
- Revolving	(11,043,340)	(9,541,996)
Total	(256,224,279)	(237,585,007)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(980,903)	(3,212,486)
- Financing	(232,953)	(253,708)
- Borrowings	(709,386)	(2,872,448)
- Revolving	(38,564)	(86,330)
Individuals	(2,120,554)	(2,449,308)
- Financing	(1,139,080)	(915,436)
- Borrowings	(863,141)	(945,892)
- Revolving	(118,333)	(587,980)
Total	(3,101,457)	(5,661,794)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	1,083,425	263,379
- Financing	16,695	25,790
- Borrowings	1,044,751	230,002
- Revolving	21,979	7,587
Individuals	1,486,976	873,928
- Financing	197,647	89,680
- Borrowings	1,156,186	724,482
- Revolving	133,143	59,766
Total	2,570,401	1,137,307
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	5,625,961	3,230,759
- Financing	652,851	449,416
- Borrowings	4,445,432	2,533,070
- Revolving	527,678	248,273
Individuals	9,110,534	8,644,761
- Financing	1,450,117	1,821,471
- Borrowings	4,936,120	5,422,959
- Revolving	2,724,297	1,400,331
Total	14,736,495	11,875,520
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(4,835,380)	(7,542,805)
- Financing	(1,100,599)	(1,220,044)
- Borrowings	(3,249,280)	(5,936,483)
- Revolving	(485,501)	(386,278)
Individuals	(10,513,689)	(10,677,585)
- Financing	(2,547,305)	(3,341,027)
- Borrowings	(5,072,922)	(5,511,470)
- Revolving	(2,893,462)	(1,825,088)
Total	(15,349,069)	(18,220,390)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	11,609,479	6,946,383	12,538,317
- Financing	2,488,315	1,861,939	1,909,771
- Borrowings	8,155,906	4,363,096	9,848,560
- Revolving	965,258	721,348	779,986
Individuals	25,431,262	21,911,700	22,711,786
- Financing	9,431,595	8,443,459	9,342,632
- Borrowings	10,868,536	9,169,428	8,719,543
- Revolving	5,131,131	4,298,813	4,649,611
Total	37,040,741	28,858,083	35,250,103
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(698,839)	(1,246,997)
- Financing	(184,185)	(373,026)
- Borrowings	(453,602)	(784,061)
- Revolving	(61,052)	(89,910)
Individuals	(3,021,912)	(3,794,654)
- Financing	(1,293,018)	(2,092,373)
- Borrowings	(1,226,064)	(971,337)
- Revolving	(502,830)	(730,944)
Total	(3,720,751)	(5,041,651)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	4,468,832	2,916,216
- Financing	1,474,567	1,323,740
- Borrowings	2,714,895	1,344,456
- Revolving	279,370	248,020
Individuals	8,578,207	6,602,772
- Financing	4,319,775	3,538,512
- Borrowings	2,768,929	1,731,143
- Revolving	1,489,503	1,333,117
Total	13,047,039	9,518,988
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(1,083,425)	(263,379)
- Financing	(16,695)	(25,790)
- Borrowings	(1,044,751)	(230,002)
- Revolving	(21,979)	(7,587)
Individuals	(1,486,976)	(873,928)
- Financing	(197,647)	(89,680)
- Borrowings	(1,156,186)	(724,482)
- Revolving	(133,143)	(59,766)
Total	(2,570,401)	(1,137,307)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	980,903	3,212,486
- Financing	232,953	253,708
- Borrowings	709,386	2,872,448
- Revolving	38,564	86,330
Individuals	2,120,554	2,449,308
- Financing	1,139,080	915,436
- Borrowings	863,141	945,892
- Revolving	118,333	587,980
Total	3,101,457	5,661,794
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	11,392,197	13,496,446
- Financing	370,211	641,571
- Borrowings	9,723,894	12,440,323
- Revolving	1,298,092	414,552
Individuals	19,548,998	15,685,811
- Financing	874,378	911,455
- Borrowings	9,363,748	11,281,620
- Revolving	9,310,872	3,492,736
Total	30,941,195	29,182,257
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(6,940,573)	(6,069,813)
- Financing	(962,246)	590,574
- Borrowings	(6,197,172)	(6,982,626)
- Revolving	218,845	322,239
Individuals	(428,567)	(2,992,744)
- Financing	(1,221,104)	(1,002,640)
- Borrowings	639,941	(3,691,827)
- Revolving	152,596	1,701,723
Total	(7,369,140)	(9,062,557)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(10,442,821)	(13,928,324)
- Financing	(580,276)	(1,567,199)
- Borrowings	(8,537,794)	(10,617,743)
- Revolving	(1,324,751)	(1,743,382)
Individuals	(23,993,381)	(24,649,091)
- Financing	(929,520)	(1,672,288)
- Borrowings	(13,894,668)	(11,608,643)
- Revolving	(9,169,193)	(11,368,160)
Total	(34,436,202)	(38,577,415)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(408,417)	(154,248)
- Financing	(82,925)	(19,783)
- Borrowings	(305,971)	(129,848)
- Revolving	(19,521)	(4,617)
Individuals	(2,124,940)	(874,761)
- Financing	(338,579)	(172,320)
- Borrowings	(1,327,474)	(591,272)
- Revolving	(458,887)	(111,169)
Total	(2,533,357)	(1,029,009)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	3,884,782	2,710,348
- Financing	917,207	708,918
- Borrowings	2,840,003	1,662,157
- Revolving	127,572	339,273
Individuals	5,922,695	6,661,202
- Financing	2,114,956	1,490,449
- Borrowings	3,609,760	2,599,174
- Revolving	197,979	2,571,579
Total	9,807,477	9,371,550
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	23,134,615	25,751,969	26,748,453
- Financing	5,373,024	5,494,795	4,912,796
- Borrowings	16,045,346	18,857,751	19,843,042
- Revolving	1,716,245	1,399,423	1,992,615
Individuals	33,831,207	34,272,824	38,867,027
- Financing	5,874,368	4,432,804	4,052,392
- Borrowings	16,720,231	18,621,969	20,411,507
- Revolving	11,236,608	11,218,051	14,403,128
Total	56,965,822	60,024,793	65,615,480
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	350,445,791	316,936,343
- Financing	137,576,822	132,471,488
- Borrowings	195,881,153	169,958,830
- Revolving	16,987,816	14,506,025
Individuals	441,022,363	403,303,243
- Financing	161,548,808	144,876,575
- Borrowings	189,711,429	177,325,711
- Revolving	89,762,126	81,100,957
Total	791,468,154	720,239,586
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	201,272,491
- Financing	60,749,194
- Borrowings	133,812,710
- Revolving	6,710,587
Individuals	183,334,767
- Financing	49,602,018
- Borrowings	102,118,181
- Revolving	31,614,568
Total	384,607,258
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(157,320,222)
- Financing	(55,063,584)
- Borrowings	(99,352,593)
- Revolving	(2,904,045)
Individuals	(121,622,266)
- Financing	(32,000,265)
- Borrowings	(75,837,795)
- Revolving	(13,784,206)
Total	(278,942,488)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(10,442,821)
- Financing	(580,276)
- Borrowings	(8,537,794)
- Revolving	(1,324,751)
Individuals	(23,993,381)
- Financing	(929,520)
- Borrowings	(13,894,668)
- Revolving	(9,169,193)
Total	R$ (34,436,202)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies		316,936,343	269,421,350
- Financing		132,471,488	104,729,800
- Borrowings		169,958,830	151,245,206
- Revolving		14,506,025	13,446,344
Individuals		403,303,243	360,265,349
- Financing		144,876,575	127,765,219
- Borrowings		177,325,711	155,605,706
- Revolving		81,100,957	76,894,424
Total		720,239,586	R$ 629,686,699
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies		197,915,678
- Financing		67,350,607
- Borrowings		125,610,216
- Revolving		4,954,855
Individuals		196,082,578
- Financing		54,804,039
- Borrowings		116,038,485
- Revolving		25,240,054
Total		393,998,256
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies		(136,472,361)
- Financing		(38,041,720)
- Borrowings		(96,278,849)
- Revolving		(2,151,792)
Individuals		(128,395,593)
- Financing		(36,020,395)
- Borrowings		(82,709,837)
- Revolving		(9,665,361)
Total		(264,867,954)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies		(13,928,324)
- Financing		(1,567,199)
- Borrowings		(10,617,743)
- Revolving		(1,743,382)
Individuals		(24,649,091)
- Financing		(1,672,288)
- Borrowings		(11,608,643)
- Revolving		(11,368,160)
Total		R$ (38,577,415)